Trade and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables.
Due to related parties	¥ 153,677	¥ 250,687
Due to third parties	193,318	65,809
Trade payables	346,995	316,496
Accrued expenses	224,010	255,852
Redemption liability (Note 33)	244,793	188,080
Lease liabilities (Note 17(a))	189,689	209,320
Financial guarantee payables (Note a)	116,509	250,338	¥ 209,782
Amounts payable for purchase of shares held for share option scheme (Note 25)	88,280	88,280
Unpaid business acquisition consideration of View Foundation	48,000
Other tax payables	35,675	34,487
Security deposit	33,683	25,588
Amount due to related parties	24,517	19,366
Service fee refundable	5,412	140,028
Investment deposit received from investors		90,002
Others	138,886	66,032
Total trade and other payables	1,496,449	1,683,869
Redemption liability (Note 33)	(244,793)	(188,080)
Lease liabilities (Note 16)	(87,800)	(126,868)
Amounts payable for purchase of shares held for share option scheme (Note 25)	(88,280)	(88,280)
Trade and other payables	¥ 1,075,576	¥ 1,280,641